Other current financial assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	€ 90,917	€ 320,894
At beginning of period	320,894
At end of period	90,917	320,894
FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	56,880	289,743
At beginning of period	289,743	308,532
Investments	29,716	25,188
Disposals	(264,825)	(39,637)
Fair value adjustments	1,053	(6,018)
Realized gains/(losses)	2,048	227
Exchange rate gains/(losses)	(855)	1,451
At end of period	56,880	289,743
FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	28,440	26,852
At beginning of period	26,852	25,712
Investments	3,884	5,000
Disposals	(3,001)	(2,500)
Fair value adjustments	259	(1,360)
Realized gains/(losses)	446	0
Exchange rate gains/(losses)	0	0
At end of period	28,440	26,852
Securities
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	85,320	316,595
At beginning of period	316,595	334,244
Investments	33,600	30,188
Disposals	(267,826)	(42,137)
Fair value adjustments	1,312	(7,378)
Realized gains/(losses)	2,494	227
Exchange rate gains/(losses)	(855)	1,451
At end of period	85,320	316,595
Proceeds from disposals	270,317
Guarantee deposits
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	5,431	2,075
At beginning of period	2,075
At end of period	5,431	2,075
Guarantee deposits | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	0	0
At beginning of period	0
At end of period	0	0
Guarantee deposits | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	0	0
At beginning of period	0
At end of period	0	0
Financial receivables
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	166	2,224
At beginning of period	2,224
At end of period	166	2,224
Financial receivables | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	0	0
At beginning of period	0
At end of period	0	0
Financial receivables | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	0	0
At beginning of period	0
At end of period	0	0
Private equity
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	22,399	18,311
At beginning of period	18,311
At end of period	22,399	18,311
Private equity | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	22,399	18,311
At beginning of period	18,311	15,925
Investments	3,035	6,230
Disposals	(802)	(7,533)
Fair value adjustments	2,266	3,282
Realized gains/(losses)	0	17
Exchange rate gains/(losses)	(411)	390
At end of period	22,399	18,311
Private equity | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	0	0
At beginning of period	0
At end of period	0	0
Real estate funds
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	12,146	12,129
At beginning of period	12,129
At end of period	12,146	12,129
Real estate funds | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	12,146	12,129
At beginning of period	12,129	32,898
Investments	2,096	2,496
Disposals	0	(24,633)
Fair value adjustments	(1,887)	248
Realized gains/(losses)	0	800
Exchange rate gains/(losses)	(192)	320
At end of period	12,146	12,129
Real estate funds | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	0	0
At beginning of period	0
At end of period	0	0
Private debt
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	10,106	13,644
At beginning of period	13,644
At end of period	10,106	13,644
Private debt | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	10,106	13,644
At beginning of period	13,644	7,945
Investments	1,001	5,201
Disposals	(4,224)	0
Fair value adjustments	(347)	498
Realized gains/(losses)	32	0
Exchange rate gains/(losses)	0	0
At end of period	10,106	13,644
Private debt | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	0	0
At beginning of period	0
At end of period	0	0
Hedge funds
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	8,995	46,761
At beginning of period	46,761
At end of period	8,995	46,761
Hedge funds | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	8,995	46,761
At beginning of period	46,761	41,483
Investments	4,009	7,304
Disposals	(42,658)	0
Fair value adjustments	706	(2,631)
Realized gains/(losses)	264	0
Exchange rate gains/(losses)	(87)	605
At end of period	8,995	46,761
Hedge funds | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	0	0
At beginning of period	0
At end of period	0	0
Money market funds | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	2,093	2,587
At beginning of period	2,587	2,007
Investments	18,578	966
Disposals	(19,038)	(370)
Fair value adjustments	(71)	77
Realized gains/(losses)	209	0
Exchange rate gains/(losses)	(172)	(93)
At end of period	2,093	2,587
Equity
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	1,141	14,592
At beginning of period	14,592
At end of period	1,141	14,592
Equity | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	1,141	14,592
At beginning of period	14,592	25,408
Investments	997	0
Disposals	(14,999)	(7,101)
Fair value adjustments	(159)	(3,354)
Realized gains/(losses)	703	(590)
Exchange rate gains/(losses)	7	229
At end of period	1,141	14,592
Equity | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	0	0
At beginning of period	0
At end of period	0	0
Insurance contracts | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	0	114,975
At beginning of period	114,975	113,919
Investments	0	0
Disposals	(115,485)	0
Fair value adjustments	545	1,056
Realized gains/(losses)	(35)	0
Exchange rate gains/(losses)	0	0
At end of period	0	114,975
Fixed income
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	11,748	73,127
At beginning of period	73,127
At end of period	11,748	73,127
Fixed income | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	0	64,017
At beginning of period	64,017	68,947
Investments	0	0
Disposals	(65,018)	0
Fair value adjustments	0	(4,930)
Realized gains/(losses)	1,001	0
Exchange rate gains/(losses)	0	0
At end of period	0	64,017
Fixed income | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	11,748	9,110
At beginning of period	9,110	5,025
Investments	3,884	5,000
Disposals	(1,996)	0
Fair value adjustments	304	(915)
Realized gains/(losses)	446	0
Exchange rate gains/(losses)	0	0
At end of period	11,748	9,110
Commodities
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets		2,727
At beginning of period	2,727
At end of period		2,727
Commodities | FVPL
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	0	2,727
At beginning of period	2,727	0
Investments	0	2,991
Disposals	(2,601)	0
Fair value adjustments	0	(264)
Realized gains/(losses)	(126)	0
Exchange rate gains/(losses)	0	0
At end of period	0	2,727
Commodities | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets		0
At beginning of period	0
At end of period		0
Floating income | FVOCI
Disclosure Of Other Current Financial Assets [Line Items]
Other current financial assets	16,692	17,742
At beginning of period	17,742	20,687
Investments	0	0
Disposals	(1,005)	(2,500)
Fair value adjustments	(45)	(445)
Realized gains/(losses)	0	0
Exchange rate gains/(losses)	0	0
At end of period	€ 16,692	€ 17,742